DocumentAndEntityInformation	Oct. 09, 2026
Document Information Line Items
Entity Central Index Key	0000108985
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	THE YORK WATER COMPANY
Entity Incorporation, State or Country Code	PA
Entity File Number	001-34245
Entity Tax Identification Number	23-1242500
Entity Address, Address Line One	130 EAST MARKET STREET,
Entity Address, City or Town	YORK
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17401
City Area Code	717
Local Phone Number	845-3601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, NO PAR VALUE
Trading Symbol	YORW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false